Schedule of Investments - InfraCap REIT Preferred ETF

July 31, 2021 (unaudited)

Security Description	Shares	Value

PREFERRED STOCKS - 98.5%

Financials - 30.9%
AG Mortgage Investment Trust, Inc., Series B, 8.00%	13,372	$334,835
AG Mortgage Investment Trust, Inc., Series C, 8.00%	12,477	308,432
AGNC Investment Corp., Series C, 7.00%	41,582	1,091,943
AGNC Investment Corp., Series D, 6.88%	30,068	780,565
AGNC Investment Corp., Series E, 6.50%	51,458	1,325,044
AGNC Investment Corp., Series F, 6.13%	73,479	1,866,367
Annaly Capital Management, Inc., Series F, 6.95%	92,169	2,405,611
Annaly Capital Management, Inc., Series G, 6.50%	54,352	1,419,674
Annaly Capital Management, Inc., Series I, 6.75%	56,610	1,492,240
ARMOUR Residential REIT, Inc., Series C, 7.00%	18,507	494,137
Capstead Mortgage Corp., Series E, 7.50%	33,094	839,595
Chimera Investment Corp., Series A, 8.00%	18,610	473,625
Chimera Investment Corp., Series B, 8.00%	41,712	1,095,774
Chimera Investment Corp., Series C, 7.75%	33,363	861,766
Chimera Investment Corp., Series D, 8.00%	25,678	669,426
Dynex Capital, Inc., Series C, 6.90%	14,266	370,345
Invesco Mortgage Capital, Inc., Series B, 7.75%	19,887	496,578
Invesco Mortgage Capital, Inc., Series C, 7.50%	36,873	929,937
MFA Financial, Inc., Series B, 7.50%	25,645	647,023
MFA Financial, Inc., Series C, 6.50%	35,229	817,313
New Residential Investment Corp., Series A, 7.50%	19,902	510,884
New Residential Investment Corp., Series B, 7.13%	36,200	914,050
New Residential Investment Corp., Series C, 6.38%	51,549	1,215,525
New York Mortgage Trust, Inc., Series D, 8.00%	19,636	498,754
New York Mortgage Trust, Inc., Series E, 7.88%	23,760	602,316
PennyMac Mortgage Investment Trust, Series A, 8.13%	14,757	391,946
PennyMac Mortgage Investment Trust, Series B, 8.00%	25,009	676,494
Ready Capital Corp., 6.20%	13,092	346,938
Two Harbors Investment Corp., Series A, 8.13%	18,444	489,135
Two Harbors Investment Corp., Series B, 7.63%	36,864	944,824
Two Harbors Investment Corp., Series C, 7.25%	37,811	945,653
Total Financials		26,256,749
Real Estate - 67.6%
American Finance Trust, Inc., Series A, 7.50%	38,186	1,031,022
American Homes 4 Rent, Series F, 5.88%	29,442	768,142
Armada Hoffler Properties, Inc., Series A, 6.75%	32,549	890,215
Ashford Hospitality Trust, Inc., Series G, 7.38%	16,355	431,936
Security Description	Shares	Value

PREFERRED STOCKS (continued)

Real Estate (continued)
Brookfield Property REIT, Inc., Series A, 6.38%	47,590	$1,198,792
Cedar Realty Trust, Inc., Series C, 6.50%	23,795	610,342
City Office REIT, Inc., Series A, 6.63%	21,317	545,715
CorEnergy Infrastructure Trust, Inc., Series A, 7.38%	23,952	591,614
DiamondRock Hospitality Co., 8.25%	22,687	673,350
Digital Realty Trust, Inc., Series J, 5.25%	37,928	993,714
Digital Realty Trust, Inc., Series K, 5.85%	39,846	1,119,673
Digital Realty Trust, Inc., Series L, 5.20%	65,377	1,807,674
DigitalBridge Group, Inc., Series H, 7.13%	54,814	1,388,987
DigitalBridge Group, Inc., Series I, 7.15%	65,761	1,678,221
DigitalBridge Group, Inc., Series J, 7.13%	60,046	1,542,582
Diversified Healthcare Trust, 5.63%	66,328	1,625,036
Diversified Healthcare Trust, 6.25%	47,584	1,205,303
EPR Properties, Series G, 5.75%	28,487	728,128
Federal Realty Investment Trust, Series C, 5.00%	28,427	739,670
Gladstone Land Corp., Series B, 6.00%	28,298	727,542
Global Medical REIT, Inc., Series A, 7.50%	14,799	390,694
Global Net Lease, Inc., Series A, 7.25%	32,941	867,666
Global Net Lease, Inc., Series B, 6.88%	18,683	501,452
Hersha Hospitality Trust, Series D, 6.50%	36,684	863,908
Hersha Hospitality Trust, Series E, 6.50%	19,059	445,981
Kimco Realty Corp., Series L, 5.13%	42,656	1,121,426
Kimco Realty Corp., Series M, 5.25%	50,152	1,348,587
Monmouth Real Estate Investment Corp., Series C, 6.13%	104,522	2,650,678
National Retail Properties, Inc., Series F, 5.20%	65,445	1,670,156
National Storage Affiliates Trust, Series A, 6.00%	41,472	1,112,279
Office Properties Income Trust, 6.38%	30,806	837,923
Pebblebrook Hotel Trust, Series C, 6.50%	23,788	598,506
Pebblebrook Hotel Trust, Series D, 6.38%	23,781	597,854
Pebblebrook Hotel Trust, Series E, 6.38%	20,927	526,523
Pebblebrook Hotel Trust, Series F, 6.30%	28,529	727,204
PS Business Parks, Inc., Series X, 5.25%	43,615	1,160,595
PS Business Parks, Inc., Series Y, 5.20%	37,923	1,026,955
PS Business Parks, Inc., Series Z, 4.88%	61,552	1,712,992
Public Storage, Series E, 4.90%	66,343	1,703,025
Public Storage, Series F, 5.15%	53,080	1,402,374
Public Storage, Series I, 4.88%	34,607	964,843
Public Storage, Series J, 4.70%	48,982	1,369,537
Public Storage, Series M, 4.13%	43,505	1,142,006
QTS Realty Trust, Inc., Series A, 7.13%	20,383	519,970
Rexford Industrial Realty, Inc., Series A, 5.88%	17,104	430,337
Rexford Industrial Realty, Inc., Series C, 5.63%	16,361	456,963
Saul Centers, Inc., Series E, 6.00%	20,888	571,078
SITE Centers Corp., Series A, 6.38%	33,273	883,065
Spirit Realty Capital, Inc., Series A, 6.00%	32,771	859,583
Summit Hotel Properties, Inc., Series E, 6.25%	30,433	811,039
UMH Properties, Inc., Series C, 6.75%	47,044	1,234,905
UMH Properties, Inc., Series D, 6.38%	34,251	904,569
Urstadt Biddle Properties, Inc., Series H, 6.25%	21,946	574,546
Urstadt Biddle Properties, Inc., Series K, 5.88%	20,903	553,511

Schedule of Investments - InfraCap REIT Preferred ETF (continued)

July 31, 2021 (unaudited)

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Real Estate (continued)
Vornado Realty Trust, Series K, 5.70%	56,966	$1,494,788
Vornado Realty Trust, Series L, 5.40%	56,932	1,491,049
Vornado Realty Trust, Series M, 5.25%	60,585	1,607,926
Total Real Estate		57,434,151
TOTAL INVESTMENTS - 98.5%
(Cost $79,015,055)		83,690,900
Other Assets in Excess of Liabilities - 1.5%		1,298,909
Net Assets - 100.0%		$84,989,809

Fair Value Measurements
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2021.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Preferred Stocks	$83,690,900	$–	$–	$83,690,900
Total	$83,690,900	$–	$–	$83,690,900